Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  May 31, 2024

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.6%
	Common Stocks — 97.0% of Net Assets
	Aerospace & Defense — 1.8%
235,730	Hensoldt AG	$ 9,520,015
	Total Aerospace & Defense	$9,520,015

	Automobile Components — 0.7%
80,200	Bridgestone Corp.	$ 3,494,905
	Total Automobile Components	$3,494,905

	Automobiles — 1.2%
282,200	Subaru Corp.	$ 6,298,601
	Total Automobiles	$6,298,601

	Banks — 13.5%
730,197	ABN AMRO Bank NV (C.V.A.) (144A)	$ 12,488,676
165,812	Bank of America Corp.	6,630,822
255,631	Bank of Ireland Group Plc	2,947,326
521,315	FinecoBank Banca Fineco S.p.A.	8,408,276
153,151	Hana Financial Group, Inc.	6,805,006
304,602	KB Financial Group, Inc.	17,417,837
256,190	UniCredit S.p.A.	10,190,415
92,627	Wells Fargo & Co.	5,550,210
	Total Banks	$70,438,568

	Biotechnology — 0.4%
18,402(a)	BioNTech SE (A.D.R.)	$ 1,851,241
	Total Biotechnology	$1,851,241

	Broadline Retail — 8.5%
1,547,900	Alibaba Group Holding, Ltd.	$ 15,150,149
116,116(a)	Amazon.com, Inc.	20,487,507
159,620	eBay, Inc.	8,654,596
	Total Broadline Retail	$44,292,252

	Capital Markets — 4.4%
25,829	Bank of New York Mellon Corp.	$ 1,539,667
20,719	Euronext NV (144A)	2,042,603
115,484	State Street Corp.	8,729,435
324,407	UBS Group AG	10,378,704
	Total Capital Markets	$22,690,409

	Chemicals — 1.6%
6,661	Air Products and Chemicals, Inc.	$ 1,776,489
63,818	LyondellBasell Industries NV, Class A	6,344,785
	Total Chemicals	$8,121,274

1Pioneer Global Sustainable Equity Fund | 5/31/24

Shares		Value
	Construction Materials — 3.1%
201,867	CRH Plc	$ 15,912,569
	Total Construction Materials	$15,912,569

	Consumer Staples Distribution & Retail — 1.0%
26,745+#	Magnit PJSC	$ 55,597
403,900	Seven & i Holdings Co., Ltd.	5,206,986
	Total Consumer Staples Distribution & Retail	$5,262,583

	Diversified Telecommunication Services — 1.6%
344,215	Deutsche Telekom AG	$ 8,343,044
	Total Diversified Telecommunication Services	$8,343,044

	Electric Utilities — 1.8%
160,653	Eversource Energy	$ 9,515,477
	Total Electric Utilities	$9,515,477

	Electrical Equipment — 4.3%
16,336	Eaton Corp. Plc	$ 5,437,438
102,600	Fuji Electric Co., Ltd.	6,113,818
38,802(a)	Generac Holdings, Inc.	5,712,042
282,600	Mitsubishi Electric Corp.	4,910,414
	Total Electrical Equipment	$22,173,712

	Entertainment — 0.4%
16,409	Electronic Arts, Inc.	$ 2,180,428
	Total Entertainment	$2,180,428

	Financial Services — 3.4%
103,433	Edenred SE	$ 4,853,044
504,852(a)	Nexi S.p.A. (144A)	3,355,191
148,549(a)	PayPal Holdings, Inc.	9,357,102
	Total Financial Services	$17,565,337

	Ground Transportation — 0.8%
62,925(a)	Uber Technologies, Inc.	$ 4,062,438
	Total Ground Transportation	$4,062,438

	Health Care Equipment & Supplies — 0.9%
59,876	Medtronic Plc	$ 4,872,110
	Total Health Care Equipment & Supplies	$4,872,110

	Health Care Providers & Services — 4.5%
163,230	Cardinal Health, Inc.	$ 16,203,842
21,531	Cigna Group	7,420,013
	Total Health Care Providers & Services	$23,623,855

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Schedule of Investments  |  5/31/24
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 0.4%
64,700	Yum China Holdings, Inc.	$ 2,250,505
	Total Hotels, Restaurants & Leisure	$2,250,505

	Household Durables — 3.2%
619,661	Persimmon Plc	$ 11,553,812
62,800	Sony Group Corp.	5,161,116
	Total Household Durables	$16,714,928

	Industrial Conglomerates — 0.3%
23,678(a)	SK Square Co., Ltd.	$ 1,342,171
	Total Industrial Conglomerates	$1,342,171

	Insurance — 3.1%
25,844	Hartford Financial Services Group, Inc.	$ 2,673,562
345,458	Hiscox, Ltd.	5,073,568
32,455	Willis Towers Watson Plc	8,285,437
	Total Insurance	$16,032,567

	Interactive Media & Services — 4.6%
139,560(a)	Alphabet, Inc., Class A	$ 24,074,100
	Total Interactive Media & Services	$24,074,100

	IT Services — 3.3%
101,697	International Business Machines Corp.	$ 16,968,144
	Total IT Services	$16,968,144

	Metals & Mining — 4.2%
212,565	Barrick Gold Corp.	$ 3,632,736
187,803	Newmont Corp.	7,876,458
201,761	Teck Resources, Ltd., Class B	10,501,660
	Total Metals & Mining	$22,010,854

	Oil, Gas & Consumable Fuels — 6.0%
268,031	Coterra Energy, Inc.	$ 7,644,244
10,192	Exxon Mobil Corp.	1,195,114
198,070	Marathon Oil Corp.	5,736,107
553,394+#	Rosneft Oil Co. PJSC	86,383
228,012	Shell Plc (A.D.R.)	16,594,713
	Total Oil, Gas & Consumable Fuels	$31,256,561

	Pharmaceuticals — 4.4%
358,185	Pfizer, Inc.	$ 10,265,582
130,295	Sanofi S.A.	12,731,180
	Total Pharmaceuticals	$22,996,762

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Shares		Value
	Semiconductors & Semiconductor Equipment — 5.0%
104,083(a)	Advanced Micro Devices, Inc.	$ 17,371,453
41,821	QUALCOMM, Inc.	8,533,575
	Total Semiconductors & Semiconductor Equipment	$25,905,028

	Software — 1.0%
19,037	Oracle Corp.	$ 2,230,946
44,622(a)	Zoom Video Communications, Inc., Class A	2,737,114
	Total Software	$4,968,060

	Technology Hardware, Storage & Peripherals — 5.5%
245,300	FUJIFILM Holdings Corp.	$ 5,525,902
178,804(a)	Pure Storage, Inc., Class A	10,780,093
234,602	Samsung Electronics Co., Ltd.	12,567,189
	Total Technology Hardware, Storage & Peripherals	$28,873,184

	Trading Companies & Distributors — 2.1%
119,573	AerCap Holdings NV	$ 11,085,613
	Total Trading Companies & Distributors	$11,085,613

	Total Common Stocks (Cost $403,352,051)	$504,697,295

	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
13,462,559(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 13,462,559
		$13,462,559

	TOTAL SHORT TERM INVESTMENTS (Cost $13,462,559)	$13,462,559

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $416,814,610)	$518,159,854
	OTHER ASSETS AND LIABILITIES — 0.4%	$2,091,368
	net assets — 100.0%	$520,251,222

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Schedule of Investments  |  5/31/24
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2024, the value of these securities amounted to $17,886,470, or 3.4% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$55,597
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	86,383
Total Restricted Securities			$141,980
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	47.1%
South Korea	7.6%
Japan	7.3%
United Kingdom	7.2%
Ireland	6.9%
Italy	4.3%
Germany	3.9%
France	3.5%
China	3.4%
Netherlands	2.9%
Canada	2.8%
Switzerland	2.1%
Bermuda	1.0%
Other (individually less than 1%)	0.0%
100.0%
5Pioneer Global Sustainable Equity Fund | 5/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,853,642	EUR	10,125,000	Bank of America NA	7/26/24	$(160,766)
USD	9,292,173	CNY	65,770,000	JPMorgan Chase Bank NA	8/22/24	44,716
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(116,050)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
EUR	— Euro
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$9,520,015	$—	$9,520,015
Automobile Components	—	3,494,905	—	3,494,905
Automobiles	—	6,298,601	—	6,298,601
Banks	12,181,032	58,257,536	—	70,438,568
Broadline Retail	29,142,103	15,150,149	—	44,292,252
Capital Markets	10,269,102	12,421,307	—	22,690,409
Construction Materials	—	15,912,569	—	15,912,569
Consumer Staples Distribution & Retail	—	5,206,986	55,597	5,262,583
Diversified Telecommunication Services	—	8,343,044	—	8,343,044
Electrical Equipment	11,149,480	11,024,232	—	22,173,712
Financial Services	9,357,102	8,208,235	—	17,565,337
Hotels, Restaurants & Leisure	—	2,250,505	—	2,250,505
Household Durables	—	16,714,928	—	16,714,928
Industrial Conglomerates	—	1,342,171	—	1,342,171
Insurance	10,958,999	5,073,568	—	16,032,567
Oil, Gas & Consumable Fuels	31,170,178	—	86,383	31,256,561
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Schedule of Investments  |  5/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$10,265,582	$12,731,180	$—	$22,996,762
Technology Hardware, Storage & Peripherals	10,780,093	18,093,091	—	28,873,184
All Other Common Stocks	159,238,622	—	—	159,238,622
Open-End Fund	13,462,559	—	—	13,462,559
Total Investments in Securities	$307,974,852	$210,043,022	$141,980	$518,159,854
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(116,050)	$—	$(116,050)
Total Other Financial Instruments	$—	$(116,050)	$—	$(116,050)
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
7Pioneer Global Sustainable Equity Fund | 5/31/24